MARSICO FOCUS FUND
FUND SUMMARIES MARSICO FOCUS FUND
INVESTMENT OBJECTIVE
The Marsico Focus Fund's goal is to seek long-term growth of capital.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	MARSICO FOCUS FUND MARSICO FOCUS FUND SHARES USD ($)
Redemption Fee	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	MARSICO FOCUS FUND MARSICO FOCUS FUND SHARES
Management Fee	0.76%
Distribution and Service (12b-1) Fees	none	[1]
Other Expenses	0.38%	[2]
Total Annual Fund Operating Expenses	1.14%	[3]
Net Expenses	1.14%	[3]
[1]	Restated to reflect current Distribution and Service (12b-1) Fee rates. The Board has approved a Distribution and Service (12b-1) fee at a rate of up to 0.25% per annum of the average daily net assets of the Fund. As of June 1, 2018, the Fund currently is not accruing 12b-1 Fees.
[2]	Restated to reflect current Fund administration fee rates, which were contractually reduced effective December 1, 2018, and an increase in transfer agent fees expected to be incurred by the Fund in the current fiscal year.
[3]	Total Annual Fund Operating Expenses do not correlate to the "ratio of expenses to average net assets" provided in the Financial Highlights. The information in the Financial Highlights does not include the restatement of the fees described above and reflected in the Distribution and Service (12b-1) Fees and Other Expenses line items above for the entire fiscal year, nor does it include Acquired Fund Fees and Expenses, which are included in the Other Expenses line item above.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	One Year	Three Years	Five Years	Ten Years
MARSICO FOCUS FUND | MARSICO FOCUS FUND SHARES | USD ($)	116	362	628	1,386

Portfolio Turnover

The Fund generally pays transaction costs, such as brokerage commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example above, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 53% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Marsico Focus Fund is a "non-diversified" portfolio and invests primarily in the common stocks of large companies that are selected for their long-term growth potential. The Fund will normally hold a core position of between 20 and 35 common stocks. The number of securities held by the Fund may occasionally exceed this range at times such as when the investment adviser to the Fund, Marsico Capital Management, LLC (see "Management" below), is accumulating new positions, phasing out and replacing existing positions, or responding to exceptional market conditions.

In selecting investments for the Fund, the investment adviser uses an approach that emphasizes the selection of what the investment adviser believes are stocks of high-quality companies with compelling potential for long-term capital appreciation. The investment approach combines "top-down" macro-economic analysis with "bottom-up" company and security analysis. The "top-down" approach generally considers certain macro-economic factors to formulate the strategic backdrop for security selection. These factors may include, without limitation, interest rates, inflationary and deflationary forces, monetary policy, fiscal policy, trade policy, currency movements, demographic trends, the regulatory environment, and the global competitive landscape. The investment adviser may also examine other factors that may include, without limitation, the most attractive global investment opportunities, sector and industry trends, industry consolidation, and the sustainability of financial trends. Through this "top-down" analysis, the investment adviser seeks to create a strategic backdrop for actual portfolio construction by identifying sectors, industries and companies that may benefit from the overall trends the investment adviser has observed.

In the bottom-up analysis, the investment adviser looks for individual companies or securities (including, without limitation, equity securities) that are expected to offer earnings growth potential that may not be recognized by the market at large. In determining whether a particular company or security may be a suitable investment, the investment adviser may focus on any of a number of different attributes that may include, without limitation, the company's specific market expertise or dominance; its market-share position, franchise durability, and pricing power; solid fundamentals (e.g., a strong balance sheet, improving profit margins and returns on equity, the ability to generate free cash flow, apparent use of conservative accounting standards, and transparent financial disclosure); strong and ethical management; commitment to shareholder interests; reasonable current valuations in the context of projected growth rates and peer group comparisons; current income; and other positive, transformational catalysts or indications that a company or security may be an attractive investment prospect. This process is called "bottom-up" company and security analysis.

As part of this fundamental, "bottom-up" research, the investment adviser may visit a company's management, and conduct other research to gain thorough knowledge of the company. The investment adviser also may prepare detailed earnings and cash flow models of companies.

The core investments of the Fund (i.e., the primary investments held by the Fund over time) generally may include established companies and securities that are expected to offer long-term growth potential. However, the Fund's portfolio also may typically include securities of less mature companies, securities with more aggressive growth characteristics, and securities of companies undergoing positive, transformational change in their business model, such as, without limitation, the introduction of a new product, the appointment of a new management team, or a merger or acquisition.

The investment adviser may reduce or sell the Fund's investments in portfolio securities if, in the opinion of the investment adviser, a security's fundamentals change substantially, the security reaches the investment adviser's price target or its price appreciation leads to overvaluation in relation to the investment adviser's estimates of future earnings and cash flow growth, there is a significant adverse change in the underlying rationale for owning a stock or the company appears unlikely to realize its growth potential or current income potential, more attractive investment opportunities appear elsewhere, a significant adverse macro-economic development occurs, or for other reasons.

The Fund may invest without limitation in foreign securities further described in this Prospectus depending on market conditions. These securities may be traded in the U.S. or in foreign markets or both, and may be economically tied to emerging markets. The investment adviser generally selects foreign securities on a security-by-security basis based primarily on considerations such as growth potential rather than geographic location or similar considerations.

The investment adviser has discretion to hedge exposures to currencies, markets, interest rates and any other variables that could potentially affect returns to investors. The Fund may use derivative investments or instruments such as futures, options, swaps, or forward currency contracts to attempt to hedge the Fund's portfolio, or to serve other investment purposes as discussed further in this Prospectus under "More Information about the Funds." The Fund is not intended as a vehicle for investing substantially in derivatives, and tends to hold such investments only infrequently. The Fund is not required to hedge its investments and historically has rarely done so.

PRINCIPAL INVESTMENT RISKS

Your investment in the Fund is not guaranteed by any agency or program of the U.S. government or by any other person or entity, and you could lose money investing in the Fund. The Fund's share price and total return will fluctuate. You should consider your own investment goals, time horizon and risk tolerance before investing in the Fund. The principal risks associated with an investment in the Fund include the following:

Equity Securities, Markets and Investment Risks Generally. The Fund is subject to the broad risks associated with investing in equity securities markets generally, including, without limitation, the risks that the securities and markets in which the Fund invests may experience volatility and instability, that domestic and global economies and markets may undergo periods of cyclical change and decline, that investors may at times avoid investments in equity securities, and that the investment adviser may select investments for the Fund that do not perform as anticipated.

Non-Diversification Risk. The Fund is classified as a "non-diversified" portfolio, which means it may hold fewer securities than a diversified fund because it is permitted to invest a greater percentage of its assets in a smaller number of securities. Holding fewer securities increases the risk that the value of the Fund could go down because of the poor performance of a single investment.

Foreign Investment Risk. Investments in foreign securities generally, and emerging markets in particular, involve risks that may differ from or at times exceed the risks of U.S. investments for a variety of reasons such as, without limitation, unstable international, regional, or national political and economic conditions, currency fluctuations, foreign controls on investment and currency exchange, foreign governmental control of some issuers, potential confiscatory taxation or nationalization of companies by foreign governments, sovereign solvency considerations, withholding taxes, a lack of adequate company information, less liquid and more volatile exchanges and/or markets, ineffective or detrimental government regulation, varying accounting, auditing, disclosure, and reporting standards, political or economic factors that may severely limit business activities, legal systems or market practices that may permit inequitable treatment of minority and/or non-domestic investors, immature economic structures, and less developed and more thinly-traded securities markets.

Currency Risk. The performance of the Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar, particularly if the Fund invests a significant percentage of its assets in foreign securities or other assets denominated in currencies not tightly pegged to the U.S. dollar.

Sector Risk. While the Fund does not have a principal investment strategy to focus its investments in any particular sector, the Fund from time to time may have significant exposure to one or more sectors that appear to offer more growth potential in current market conditions (such as in recent years, the information technology sector or the consumer discretionary sector). The Fund may have little or no exposure to certain other sectors. The Fund may face various risks associated with investing substantially in certain sectors, such as that an individual sector may be more volatile than the broader market, or could perform differently, and that the stocks of multiple companies within a sector could simultaneously decline in price because of an event that affects the entire sector.

These and other risks are discussed in more detail later in this Prospectus and in the Fund's Statement of Additional Information.

PERFORMANCE

The following bar chart and table provide some indication of the risk of investing in the Fund. The bar chart shows changes in the Fund's performance from calendar year to year for the past ten years, together with the best and worst quarters during that time. The table shows how the Fund's average annual returns (before and after taxes) for the periods of one year, five years, ten years, and since inception, compared to those of a broad-based securities market index. All presentations assume reinvestment of dividends and distributions. As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of future results.

You can obtain updated performance information on our website at marsicofunds.com, or by calling 888-860-8686.

CALENDAR YEAR TOTAL RETURNS

Best Quarter	(09/30/09):	16.53%
Worst Quarter	(12/31/18):	-14.96%

AVERAGE ANNUAL TOTAL RETURNS (for periods ended 12/31/18)
Average Annual Total Returns - MARSICO FOCUS FUND		1 Year	5 Years	10 Years	Since Inception	Inception Date
MARSICO FOCUS FUND SHARES | After Taxes on Distributions	[1]	(1.93%)	4.21%	10.44%	6.64%	Dec. 31, 1997
MARSICO FOCUS FUND SHARES | After Taxes on Distributions and Sales	[1]	2.11%	5.39%	10.32%	6.57%	Dec. 31, 1997
MARSICO FOCUS FUND SHARES		0.48%	7.22%	12.63%	7.85%	Dec. 31, 1997
S&P 500 Index (reflects no deduction for fees, expenses or taxes)		(4.38%)	8.49%	13.12%	6.61%	Dec. 31, 1997
[1]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates currently in effect and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.